Principal Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 30, 2021 CNY (¥)	Dec. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)
Principal Accounting Policies (Details) [Line Items]
Exchange rate translation	¥ 6.3757	¥ 6.5249		$ 1	¥ 6.3726	$ 1	$ 1
Inventories	¥ 170,000
Agreement term	50 years
Statutory surplus reserve rate	10.00%
Development fund	¥ 1,322,803	7,409,675	¥ 10,609,534
Revenue percentage	10.00%			10.00%
Uniforms [Member]
Principal Accounting Policies (Details) [Line Items]
Inventories		1,440,000
Food [Member]
Principal Accounting Policies (Details) [Line Items]
Inventories		60,000.00
Liandu Foreign Language School [Member]
Principal Accounting Policies (Details) [Line Items]
Financial subsidies received	¥ 4,859,215
Qingtian International School [Member]
Principal Accounting Policies (Details) [Line Items]
Financial subsidies received	¥ 1,499,505
CHINA [Member]
Principal Accounting Policies (Details) [Line Items]
Financial subsidies received		¥ 9,860,106	¥ 5,857,993
Statutory surplus reserve rate	25.00%
PRC [Member]
Principal Accounting Policies (Details) [Line Items]
Statutory surplus reserve rate	50.00%